EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2018
EXPENSES BY NATURE
Schedule of expenses classified by nature

	2018	2017	2016
Depreciation and amortization	(1,891,814)	(2,092,551)	(2,535,955)
Labor expenses	(5,724,352)	(5,514,721)	(6,508,834)
Raw material and consumption material	(29,623,418)	(23,423,950)	(22,863,693)
Freight	(2,770,516)	(2,281,773)	(2,279,459)
Impairment of assets	—	(1,114,807)	(2,917,911)
Gains and losses on assets held for sale and sales of interest in subsidiaries	(414,507)	(721,682)	(58,223)
Reversal of provision for tax liabilities, net	—	929,711	—
Other expenses/income, net	(1,697,786)	(1,563,177)	(2,111,181)
	(42,122,393)	(35,782,950)	(39,275,256)

Classified as:
Cost of sales	(40,010,100)	(33,312,995)	(34,187,941)
Selling expenses	(570,431)	(524,965)	(710,766)
Allowance for doubtful accounts	(9,914)	—	—
General and administrative expenses	(1,082,449)	(1,129,943)	(1,528,262)
Other operating income	235,421	260,618	242,077
Other operating expenses	(270,413)	(168,887)	(114,230)
Impairment of assets	—	(1,114,807)	(2,917,911)
Gains and losses on assets held for sale and sales of interest in subsidiaries	(414,507)	(721,682)	(58,223)
Reversal of provision for tax liabilities, net	—	929,711	—
	(42,122,393)	(35,782,950)	(39,275,256)